02.28 Fidelity Index Funds Investor, Premium Combo PRO-04 | Fidelity® Total Market Index Fund
Fund Summary Fund/Class: Fidelity® Total Market Index Fund/Investor, Premium
Investment Objective
The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Total Market Index Fund}	02.28 Fidelity Index Funds Investor, Premium Combo PRO-04 Fidelity® Total Market Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-04 - Fidelity® Total Market Index Fund		Fidelity Total Market Index Fund-Investor Class	Fidelity Total Market Index Fund-Premium Class
Management fee	[1]	0.015%	0.015%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.075%	0.03%
Total annual operating expenses		0.09%	0.045%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-04 - Fidelity® Total Market Index Fund - USD ($)	Fidelity Total Market Index Fund-Investor Class	Fidelity Total Market Index Fund-Premium Class
1 year	$ 9	$ 5
3 years	29	15
5 years	51	25
10 years	$ 115	$ 58

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market Index℠, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market Index℠ using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	16.77%	June 30, 2009
Lowest Quarter Return	-22.87%	December 31, 2008
Year-to-Date Return	5.76%	March 31, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Investor, Premium Combo PRO-04 - Fidelity® Total Market Index Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Total Market Index Fund-Investor Class | Return Before Taxes	12.61%	14.54%	7.12%
Fidelity Total Market Index Fund-Investor Class | After Taxes on Distributions	11.98%	14.04%	6.72%
Fidelity Total Market Index Fund-Investor Class | After Taxes on Distributions and Sales	7.63%	11.67%	5.72%
Fidelity Total Market Index Fund-Premium Class | Return Before Taxes	12.66%	14.58%	7.16%
Dow Jones U.S. Total Stock Market Index℠(reflects no deduction for fees, expenses, or taxes)	12.62%	14.59%	7.18%